Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$0(1)	$ 216
Series 1927, Class ZA, 6.50%, 1/15/27	4	3,906
Series 2344, Class ZD, 6.50%, 8/15/31	99	101,427
Series 2458, Class ZB, 7.00%, 6/15/32	221	229,410
Federal National Mortgage Association:
Series 1996-35, Class Z, 7.00%, 7/25/26	0(1)	164
Series 1998-16, Class H, 7.00%, 4/18/28	24	24,680
Series 1998-44, Class ZA, 6.50%, 7/20/28	46	46,502
Series 1999-25, Class Z, 6.00%, 6/25/29	54	54,019
Series 2000-2, Class ZE, 7.50%, 2/25/30	9	9,468
Series 2000-49, Class A, 8.00%, 3/18/27	0(1)	323
Series 2001-31, Class ZA, 6.00%, 7/25/31	415	416,449
Series 2001-74, Class QE, 6.00%, 12/25/31	158	161,506
Series 2009-48, Class WA, 5.793%, 7/25/39(2)	636	642,622
Series 2011-38, Class SA, 0.107%, (13.157% - 30-day SOFR Average x 3.00), 5/25/41(3)	648	493,079
JPM Lending Facility, 11.356%, (SOFR + 7.00%), 7/15/29(4)	7,013	7,080,767
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(2)(5)	19,840	19,155,971
Total Collateralized Mortgage Obligations (identified cost $29,077,050)		$ 28,420,509

Common Stocks — 4.6%
Security	Shares	Value
Argentina — 0.2%
Banco BBVA Argentina SA ADR	84,500	$ 1,340,170
Banco Macro SA ADR(6)	24,000	1,677,600
Grupo Financiero Galicia SA ADR(6)	32,800	1,655,416
Grupo Supervielle SA ADR(6)	78,700	813,758
		$ 5,486,944
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 349,960
		$ 349,960
Brazil — 0.1%
Vale SA ADR	371,000	$ 3,535,630
		$ 3,535,630
Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(6)	5,122,901	$ 5,505,501
		$ 5,505,501
Canada — 0.0%†
Amaroq Ltd.(6)	305,700	$ 312,903
		$ 312,903
Chile — 0.3%
Banco de Chile	9,434,000	$ 1,299,562
Banco de Credito e Inversiones SA	18,660	740,560
Banco Santander Chile	13,640,000	787,875
Cencosud SA	267,000	804,341
Empresas CMPC SA	236,000	332,449
Empresas COPEC SA	77,700	514,400
Enel Americas SA	1,411,000	140,721
Enel Chile SA	5,964,000	382,021
Falabella SA	133,000	663,215
Latam Airlines Group SA	44,290,000	968,578
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(6)	29,000	1,066,543
		$ 7,700,265
Cyprus — 0.6%
Bank of Cyprus Holdings PLC	1,975,000	$ 14,829,942
		$ 14,829,942
Georgia — 0.2%
Georgia Capital PLC(6)	150,798	$ 4,228,837
		$ 4,228,837
Greece — 0.5%
Alpha Bank SA	475,881	$ 1,781,284
Athens International Airport SA	4,813	54,895
Eurobank Ergasias Services and Holdings SA, Class A	532,767	1,955,447
Hellenic Telecommunications Organization SA	32,062	581,071
Ideal Holdings SA	22,813	156,024
JUMBO SA	24,694	832,921
Metlen Energy & Metals SA	19,150	1,053,468
Motor Oil (Hellas) Corinth Refineries SA	10,566	302,689
National Bank of Greece SA	151,255	2,109,788
OPAP SA	30,140	675,038
Optima bank SA	77,763	640,317
Piraeus Financial Holdings SA	227,337	1,748,092
Public Power Corp. SA	40,935	663,945
Qualco Group SA(6)	52,437	335,409
		$ 12,890,388

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland — 0.5%
Arion Banki Hf.(5)	1,881,577	$ 2,684,301
Eik fasteignafelag Hf.	3,253,209	367,242
Eimskipafelag Islands Hf.	220,734	654,933
Festi Hf.	239,676	580,587
Hagar Hf.	1,767,490	1,514,767
Hampidjan Hf.	356,548	322,999
Heimar Hf.	2,553,766	786,046
Icelandair Group Hf.(6)	37,016,623	313,208
Islandsbanki Hf.	1,833,939	1,867,821
Kvika banki Hf.	6,468,924	937,848
Olgerdin Egill Skallagrims Hf.(6)	3,273,323	456,068
Reitir fasteignafelag Hf.	875,641	807,687
Siminn Hf.	2,504,884	274,738
Skagi Hf.	2,290,750	363,543
		$ 11,931,788
Luxembourg — 0.1%
Alvotech SA(6)	159,503	$ 1,467,012
		$ 1,467,012
Philippines — 0.3%
Ayala Corp.	47,840	$ 483,325
Ayala Land, Inc.	1,510,100	645,198
Bank of the Philippine Islands	393,220	796,497
BDO Unibank, Inc.	422,827	1,032,173
International Container Terminal Services, Inc.	162,290	1,246,130
SM Investments Corp.	93,640	1,308,799
SM Prime Holdings, Inc.	2,655,600	1,054,187
		$ 6,566,309
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(6)	346,000	$ 2,470,440
		$ 2,470,440
Slovenia — 0.1%
Nova Ljubljanska Banka DD GDR(7)	99,000	$ 3,661,837
		$ 3,661,837
South Korea — 0.5%
CJ CheilJedang Corp.	1,064	$ 191,589
Coway Co. Ltd.	5,175	403,628
GS Holdings Corp.	6,660	235,654
Hana Financial Group, Inc.	12,528	765,950
Hyundai Mobis Co. Ltd.	7,440	1,569,986
Industrial Bank of Korea	30,909	431,225
Kakao Corp.	21,045	872,912
Security	Shares	Value
South Korea (continued)
Kangwon Land, Inc.	15,842	$ 212,650
KB Financial Group, Inc.	16,402	1,303,109
KT Corp.	8	317
KT&G Corp.	9,638	903,310
LG Uplus Corp.	32,397	341,030
Meritz Financial Group, Inc.	8,257	685,724
NAVER Corp.	4,421	744,033
Samsung C&T Corp.	13,419	1,618,933
Samsung Fire & Marine Insurance Co. Ltd.	1,997	630,432
Samsung Life Insurance Co. Ltd.	8,697	785,030
Shinhan Financial Group Co. Ltd.	22,148	1,078,472
SK Telecom Co. Ltd.	16,968	685,363
Woori Financial Group, Inc.	28,795	510,915
		$ 13,970,262
Switzerland — 0.0%†
Oculis Holding AG(6)	18,040	$ 313,482
		$ 313,482
United States — 0.0%†
Titan SA	11,942	$ 492,306
		$ 492,306
Vietnam — 0.9%
Asia Commercial Bank JSC	473,400	$ 426,552
Bank for Foreign Trade of Vietnam JSC(6)	152,658	350,256
Binh Minh Plastics JSC	37,000	198,321
Coteccons Construction JSC	76,800	237,212
Duc Giang Chemicals JSC	73,500	287,943
FPT Corp.	713,377	2,824,338
FPT Digital Retail JSC(6)	181,125	1,064,759
Gemadept Corp.	249,100	533,231
Hoa Phat Group JSC(6)	843,750	800,990
IDICO Corp. JSC	140,400	242,659
Khang Dien House Trading & Investment JSC(6)	178,556	186,364
KIDO Group Corp.	13,562	27,862
Kinh Bac City Development Holding Corp.(6)	748,800	900,167
Masan Group Corp.(6)	287,600	794,254
Military Commercial Joint Stock Bank	1,115,059	1,246,777
Mobile World Investment Corp.	929,098	2,305,540
Nam Long Investment Corp.	634,900	1,002,376
Phat Dat Real Estate Development Corp.(6)	424,200	333,351
Phu Nhuan Jewelry JSC	292,140	938,689
Refrigeration Electrical Engineering Corp.	380,599	968,346
Saigon Beer Alcohol Beverage Corp.	300,200	544,809
Saigon Thuong Tin Commercial JSB(6)	456,800	868,466

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
SSI Securities Corp.	1,337,000	$ 1,738,609
Vietnam Dairy Products JSC	107,381	250,667
Vietnam Joint Stock Commercial Bank for Industry & Trade(6)	293,100	512,674
Vietnam Prosperity JSC Bank	562,500	552,232
Vietnam Technological & Commercial Joint Stock Bank(6)	1,180,800	1,635,320
Vingroup JSC(6)	221,738	886,750
Vinh Hoan Corp.	105,100	226,393
		$ 22,885,907
Total Common Stocks (identified cost $86,572,155)		$ 118,599,713

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Shimao Group Holdings Ltd., 0.00%, 7/21/26(5)	USD	479	$ 154,724
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(7)(8)	USD	595	68,421
Total Convertible Bonds (identified cost $840,466)			$ 223,145

Foreign Corporate Bonds — 4.1%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	1,571	$ 96,420
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(5)(9)	USD	554	27,679
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(5)(9)	USD	830	33,215
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(5)(9)	USD	830	24,911
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(5)(9)	USD	3,024	211,709
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(8)(9)	USD	506	69,276
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(8)(9)	USD	507	69,682
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(8)(9)	USD	1,016	139,703
Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(8)(9)	USD	1,528	$ 206,243
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(8)(9)	USD	1,531	206,742
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(8)(9)	USD	721	100,372
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	3,999	149,963
6.75%, 7/16/23(7)(8)	USD	2,966	106,776
			$ 1,442,691
Georgia — 0.3%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(10)(11)	USD	3,777	$ 3,784,714
TBC Bank Group PLC, 22.00%, 6/5/28(5)	UZS	41,540,000	3,281,002
			$ 7,065,716
Hungary — 0.2%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(11)	EUR	3,369	$ 3,902,436
6.875% to 5/8/30, 11/8/35(7)(11)	EUR	1,400	1,649,187
			$ 5,551,623
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(10)(12)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(10)(12)	EUR	3,600	0
			$ 0
India — 0.2%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	510,000	$ 5,649,088
Reliance Communications Ltd., 6.50%, 11/6/20(7)(8)	USD	1,800	27,000
			$ 5,676,088
Kazakhstan — 0.8%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	3,466,500	$ 6,107,381
ForteBank JSC, 7.75%, 2/4/30(5)	USD	4,690	4,776,633
Kaspi.KZ JSC, 6.25%, 3/26/30(7)	USD	8,832	9,020,224
			$ 19,904,238
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	3,667	$ 27,504

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Alpha Holding SA de CV: (continued)
10.00%, 12/19/22(7)(8)	USD	1,741	$ 13,059
			$ 40,563
Paraguay — 0.1%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 3,920,173
			$ 3,920,173
Saint Lucia — 0.0%†
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	49	$ 49,206
			$ 49,206
Supranational — 0.2%
Asian Development Bank, 14.50%, 6/26/28	UZS	17,111,900	$ 1,354,939
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	2,600	2,627,084
17.35%, 3/1/27(7)	USD	806	803,039
			$ 4,785,062
Tunisia — 0.0%†
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 625,322
			$ 625,322
Uzbekistan — 1.3%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(7)	UZS	42,080,000	$ 3,405,791
Jscb Agrobank, 9.25%, 10/2/29(7)	USD	7,973	8,516,683
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(7)	UZS	43,950,000	3,542,104
21.00%, 7/24/27(7)	UZS	232,110,000	18,967,406
			$ 34,431,984
Venezuela — 0.9%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	19,645	$ 2,752,882
5.50%, 4/12/37(7)(8)	USD	5,921	831,830
6.00%, 10/28/22(7)(8)	USD	11,382	1,308,903
6.00%, 5/16/24(7)(8)	USD	24,868	3,494,011
6.00%, 11/15/26(7)(8)	USD	12,767	1,806,531
8.50%, 10/20/27	USD	100	99,250
8.50%, 10/20/27	USD	8,674	8,608,449
9.00%, 11/17/21(7)(8)	USD	7,976	1,152,460
9.75%, 5/17/35(7)(8)	USD	7,640	1,218,644
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
12.75%, 2/17/22(7)(8)	USD	8,762	$ 1,362,444
			$ 22,635,404
Total Foreign Corporate Bonds (identified cost $125,293,017)			$ 106,128,070

Insurance Linked Securities — 0.6%
Security	Shares	Value
Reinsurance Side Cars — 0.3%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(5)(12)(13)(14)	10,974	$ 13,290
Series 2022B, 0.00%, 3/20/26(5)(12)(13)(14)	9,412	22,582
Series 2023B, 0.00%, 3/19/27(5)(12)(13)(14)	7,394	104,118
Series 2024A, 0.00%, 3/17/28(5)(12)(13)(14)	31,579	179,659
Series 2024B, 0.00%, 3/17/28(5)(12)(13)(14)	6,667	196,099
Series 2025A, 0.00%, 3/19/30(5)(12)(13)(14)	4,000,000	3,879,600
Mt. Logan Re Ltd., Series A-1(12)(14)(15)	4,400	4,529,619
		$ 8,924,967
Segregated Account/Funds — 0.3%
PartnerRe ILS Fund SAC Ltd.(6)(12)(14)(15)	5,700,000	$ 6,744,810
		$ 6,744,810
Total Insurance Linked Securities (identified cost $14,120,386)		$ 15,669,777

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(12)(16)	UZS	62,624,565	$ 4,941,123
Total Loan Participation Notes (identified cost $5,298,073)			$ 4,941,123

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.6%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.6%
Provincia De Neuquen:
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$881	$ 890,008
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	809	817,005
Term Loan, 11.767%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	961	970,195
VMOS SA:
Term Loan, 9.696% - 9.705%, (3 mo. USD Term SOFR + 5.50%), 7/8/30	2,472	2,472,300
Term Loan, 7/8/30(18)	9,588	9,587,700
		$ 14,737,208
Suriname — 1.0%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(18)	$25,000	$ 25,000,000
		$ 25,000,000
Uzbekistan — 0.0%†
Navoi Mining & Metallurgical Co., Term Loan, 9.086%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$624	$ 620,636
		$ 620,636
Total Senior Floating-Rate Loans (identified cost $40,378,267)		$ 40,357,844

Sovereign Government Bonds — 51.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.9%
Albania Government International Bonds:
3.50%, 11/23/31(7)	EUR	3,050	$ 3,407,812
4.75%, 2/14/35(7)	EUR	6,476	7,452,031
5.90%, 6/9/28(7)	EUR	6,602	8,009,431
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	377,735
3.90%, 1/22/30	ALL	90,600	1,091,380
4.05%, 2/7/32	ALL	247,000	2,976,948
4.30%, 7/10/27	ALL	293,600	3,509,162
4.70%, 2/23/27	ALL	78,200	934,472
4.95%, 7/22/29	ALL	876,300	10,934,509
Security	Principal Amount (000's omitted)		Value
Albania (continued)
Albanian Government Bonds: (continued)
5.25%, 1/26/29	ALL	487,600	$ 6,126,612
5.25%, 1/23/35	ALL	107,600	1,367,750
5.59%, 2/19/40	ALL	81,000	990,786
6.13%, 7/25/34	ALL	36,300	462,520
			$ 47,641,148
Angola — 0.1%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	2,428	$ 1,932,599
9.375%, 5/8/48(7)	USD	1,093	888,324
			$ 2,820,923
Argentina — 0.6%
Argentina Treasury Bonds BONTE, 29.50%, 5/30/30	ARS	2,798,000	$ 2,205,350
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.05%, 1/15/27	ARS	2,607,950	2,042,615
2.15%, 6/30/26	ARS	4,519,857	3,532,594
2.60%, 2/13/26	ARS	86,932	75,150
2.65%, 1/30/26	ARS	1,855,975	1,612,929
Letra Del Tesoro Nacional Capitalizable En Pesos, 2.35%, 5/29/26	ARS	869,317	630,645
Provincia de Cordoba:
9.75%, 7/2/32(5)	USD	4,271	4,321,184
9.75%, 7/2/32(7)	USD	1,643	1,662,305
			$ 16,082,772
Armenia — 0.9%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	$ 667,244
9.00%, 10/29/35	AMD	1,866,560	4,653,947
9.25%, 4/29/28	AMD	1,439,030	3,747,991
9.60%, 10/29/33	AMD	3,896,075	10,041,333
9.75%, 10/29/50	AMD	618,877	1,585,844
9.75%, 10/29/52	AMD	673,150	1,722,788
			$ 22,419,147
Bahamas — 0.5%
Bahamas Government International Bonds:
6.625%, 5/15/33(7)	USD	1,455	$ 1,325,505
8.25%, 6/24/36(5)	USD	5,328	5,421,240
8.95%, 10/15/32(7)	USD	5,579	5,947,214

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bahamas (continued)
Bahamas Government International Bonds: (continued)
9.00%, 6/16/29(7)	USD	253	$ 267,927
			$ 12,961,886
Benin — 0.6%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	2,988	$ 3,187,307
4.95%, 1/22/35(7)	EUR	4,549	4,646,089
6.875%, 1/19/52(7)	EUR	6,348	6,224,961
7.96%, 2/13/38(7)	USD	673	652,499
8.375%, 1/23/41(7)	USD	1,098	1,085,824
			$ 15,796,680
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(7)	USD	468	$ 361,591
			$ 361,591
Bosnia and Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(7)	EUR	2,410	$ 2,831,496
			$ 2,831,496
Brazil — 4.6%
Brazil Letras do Tesouro Nacional:
0.00%, 10/1/25	BRL	383,200	$ 66,832,554
0.00%, 1/1/26	BRL	175,000	29,474,341
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/30(19)	BRL	28,000	21,616,071
			$ 117,922,966
Cameroon — 0.4%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(7)	EUR	5,496	$ 5,014,488
9.50%, 7/31/31(7)	USD	4,488	4,228,883
			$ 9,243,371
Colombia — 5.9%
Colombia TES:
6.00%, 4/28/28	COP	411,999,000	$ 89,785,526
7.75%, 9/18/30	COP	134,426,000	28,224,131
11.00%, 8/22/29	COP	145,302,300	35,059,267
			$ 153,068,924
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 0.5%
Dominican Republic Bonds:
8.00%, 1/15/27(7)	DOP	96,000	$ 1,513,637
8.00%, 2/12/27(7)	DOP	290,560	4,572,474
12.00%, 8/8/25(5)	DOP	77,130	1,266,901
12.75%, 9/23/29(5)	DOP	42,300	765,288
13.00%, 6/10/34(7)	DOP	232,600	4,492,082
Dominican Republic Central Bank Notes, 8.00%, 3/12/27(7)	DOP	31,580	501,367
			$ 13,111,749
Egypt — 3.1%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	1,722,389	$ 32,762,231
24.458%, 10/1/27	EGP	2,246,693	46,195,339
			$ 78,957,570
Ethiopia — 0.9%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(8)	USD	24,357	$ 22,469,332
			$ 22,469,332
Georgia — 0.1%
Georgia Government International Bonds, 2.75%, 4/22/26(7)	USD	1,214	$ 1,183,343
			$ 1,183,343
Ghana — 0.4%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	2,061	$ 177,634
13.00%, 8/28/28	GHS	4,122	330,530
Ghana Government International Bonds:
0.00%, 1/3/30(7)	USD	233	194,420
1.50%, 1/3/37(7)	USD	829	393,691
5.00% to 7/3/28, 7/3/29(7)(20)	USD	105	100,176
5.00% to 7/3/28, 7/3/35(7)(20)	USD	1,767	1,425,470
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	22,189	1,903,696
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	18,194	1,473,811
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	6,156	474,618
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	15,356	1,137,208
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	9,785	698,964
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	12,199	829,794
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	8,059	532,199
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	10,061	658,855
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	2,463	160,503

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Republic of Ghana Government Bonds: (continued)
10.00%, 8/17/27	GHS	3,141	$ 259,816
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	7,443	484,032
			$ 11,235,417
Honduras — 0.4%
Honduras Government International Bonds, 8.625%, 11/27/34(7)	USD	10,693	$ 11,176,858
			$ 11,176,858
Iceland — 0.3%
Republic of Iceland:
6.50%, 1/24/31	ISK	509,223	$ 3,938,631
7.00%, 9/17/35	ISK	508,913	4,078,712
			$ 8,017,343
Japan — 0.8%
Japan Government Thirty Year Bonds, 2.40%, 3/20/55	JPY	3,617,900	$ 21,023,254
			$ 21,023,254
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(7)	USD	1,033	$ 935,804
			$ 935,804
Kazakhstan — 1.1%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	3,721,366	$ 5,232,837
5.50%, 9/20/28	KZT	22,984	31,595
5.50%, 4/24/32	KZT	4,933,059	5,270,191
7.22%, 12/10/28	KZT	3,288,706	4,690,440
7.68%, 8/13/29	KZT	4,275,318	5,946,157
8.44%, 5/10/31	KZT	1,808,788	2,400,883
10.55%, 7/28/29	KZT	1,226,683	1,888,535
14.00%, 5/12/31	KZT	50,566	85,408
14.00%, 5/19/32	KZT	34,476	57,810
14.45%, 6/5/33	KZT	1,429,724	2,439,832
14.50%, 3/6/34	KZT	657,741	1,118,740
			$ 29,162,428
Lebanon — 0.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	6,523	$ 1,217,355
6.00%, 1/27/23(7)(8)	USD	2,156	402,363
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.10%, 10/4/22(7)(8)	USD	7,226	$ 1,345,463
6.15%, 6/19/20(7)(8)	USD	424	79,288
6.20%, 2/26/25(7)(8)	USD	620	116,095
6.25%, 5/27/22(7)(8)	USD	1,072	200,116
6.25%, 11/4/24(7)(8)	USD	510	95,466
6.25%, 6/12/25(7)(8)	USD	517	97,196
6.375%, 3/9/20(7)(8)	USD	330	61,592
6.40%, 5/26/23(7)(8)	USD	14,228	2,654,500
6.60%, 11/27/26(7)(8)	USD	212	39,681
6.65%, 4/22/24(7)(8)	USD	1,851	345,906
6.65%, 11/3/28(7)(8)	USD	636	119,155
6.85%, 3/23/27(7)(8)	USD	530	99,176
6.85%, 5/25/29(7)(8)	USD	5,503	1,034,564
7.00%, 3/20/28(7)(8)	USD	1,659	311,892
7.00%, 4/22/31(7)(8)	USD	1,851	348,913
7.00%, 3/23/32(7)(8)	USD	237	44,674
7.25%, 3/23/37(7)(8)	USD	981	184,491
			$ 8,797,886
Mexico — 2.6%
Mexican Bonos, 7.75%, 11/23/34	MXN	839,582	$ 40,350,397
Mexico Udibonos, 2.75%, 11/27/31	MXN	582,514	27,268,860
			$ 67,619,257
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(5)	USD	600	$ 600,175
6.625%, 2/25/30(7)	USD	4,200	4,201,226
7.875%, 6/5/29(7)	USD	400	422,041
			$ 5,223,442
Montenegro — 0.7%
Montenegro Government International Bonds:
2.875%, 12/16/27(7)	EUR	1,264	$ 1,412,759
4.875%, 4/1/32(7)	EUR	11,663	13,194,392
7.25%, 3/12/31(7)	USD	2,072	2,153,405
			$ 16,760,556
Mozambique — 0.2%
Mozambique International Bonds, 9.00% to 9/15/23, 9/15/31(7)	USD	4,616	$ 4,041,514
			$ 4,041,514

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
New Zealand — 2.6%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(19)	NZD	23,042	$ 12,617,642
2.75%, 4/15/37(7)(21)	NZD	5,721	2,773,753
4.25%, 5/15/34	NZD	26,957	15,684,970
4.25%, 5/15/36	NZD	20,000	11,413,521
4.50%, 5/15/35	NZD	41,020	24,125,790
5.00%, 5/15/54(21)	NZD	1,360	775,029
			$ 67,390,705
Nigeria — 0.1%
Nigeria Government International Bonds:
7.875%, 2/16/32(7)	USD	598	$ 582,053
9.248%, 1/21/49(7)	USD	232	222,732
10.375%, 12/9/34(7)	USD	524	564,119
			$ 1,368,904
Paraguay — 0.6%
Paraguay Government Bonds:
7.90%, 2/9/31(5)	PYG	58,682,000	$ 7,541,076
7.90%, 2/9/31(7)	PYG	20,530,000	2,638,258
8.50%, 3/4/35(5)	PYG	49,102,000	6,342,684
			$ 16,522,018
Peru — 2.5%
Peru Government Bonds:
5.40%, 8/12/34	PEN	35,831	$ 9,435,148
6.90%, 8/12/37	PEN	94,346	26,625,337
7.60%, 8/12/39(5)(7)	PEN	93,478	27,591,527
			$ 63,652,012
Philippines — 2.2%
Philippines Government Bonds:
3.625%, 4/22/28	PHP	811,800	$ 13,176,356
6.25%, 2/28/29	PHP	48,000	834,861
6.25%, 1/14/36	PHP	1,024,000	17,218,591
6.375%, 7/27/30	PHP	131,000	2,290,280
6.375%, 4/28/35	PHP	1,235,560	21,539,696
6.75%, 9/15/32	PHP	19,000	339,202
8.00%, 7/19/31	PHP	112,000	2,108,126
			$ 57,507,112
Security	Principal Amount (000's omitted)		Value
Poland — 2.1%
Republic of Poland Government Bonds, 2.00%, 8/25/36(19)	PLN	219,956	$ 52,651,472
			$ 52,651,472
Romania — 1.4%
Romania Government International Bonds:
1.75%, 7/13/30(7)	EUR	1,058	$ 1,060,257
2.00%, 4/14/33(7)	EUR	847	764,152
2.625%, 12/2/40(7)	EUR	4,247	3,142,866
2.75%, 4/14/41(7)	EUR	847	633,347
2.875%, 4/13/42(7)	EUR	900	671,114
3.375%, 1/28/50(7)	EUR	529	384,671
3.875%, 10/29/35(7)	EUR	1,959	1,913,110
4.625%, 4/3/49(7)	EUR	4,763	4,226,648
5.125%, 6/15/48(7)	USD	516	406,610
5.625%, 2/22/36(7)	EUR	1,586	1,773,859
5.75%, 3/24/35(7)	USD	1,566	1,487,609
5.875%, 7/11/32(7)	EUR	2,065	2,434,722
6.00%, 5/25/34(7)	USD	516	503,533
6.00%, 9/24/44(7)	EUR	4,459	4,844,445
6.25%, 9/10/34(7)	EUR	1,058	1,255,059
6.75%, 7/11/39(7)	EUR	5,238	6,148,403
7.50%, 2/10/37(7)	USD	3,752	3,991,060
7.625%, 1/17/53(7)	USD	1,032	1,081,265
			$ 36,722,730
Serbia — 1.3%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,245,950	$ 11,818,077
7.00%, 10/26/31	RSD	2,003,090	21,755,751
			$ 33,573,828
South Africa — 3.8%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	75,899	$ 3,498,851
8.75%, 2/28/48	ZAR	114,101	5,203,880
8.875%, 2/28/35	ZAR	1,679,000	88,024,856
			$ 96,727,587
Sri Lanka — 1.8%
Sri Lanka Government Bonds:
9.00%, 10/1/32	LKR	249,000	$ 762,326
9.00%, 6/1/33	LKR	40,000	120,526
9.00%, 11/1/33	LKR	2,231,000	6,686,110

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
9.75%, 7/1/30(22)	LKR	196,000	$ 648,169
10.25%, 9/15/34	LKR	836,000	2,635,970
10.35%, 10/15/29	LKR	184,000	627,676
11.00%, 10/15/28	LKR	880,000	3,072,196
11.00%, 9/15/29	LKR	242,000	842,639
11.00%, 12/15/29	LKR	791,000	2,756,980
11.00%, 5/15/30	LKR	94,000	327,073
11.00%, 10/15/30	LKR	329,000	1,143,356
11.25%, 3/15/31	LKR	77,000	266,875
11.50%, 12/15/28	LKR	241,000	853,806
11.50%, 12/15/32	LKR	374,000	1,298,747
11.75%, 6/15/29	LKR	85,000	302,641
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(5)(20)	USD	4,348	2,825,960
3.10% to 7/15/27, 1/15/30(5)(20)	USD	4,315	3,888,504
3.35% to 9/15/27, 3/15/33(5)(20)	USD	6,501	5,343,114
3.60% to 11/15/27, 5/15/36(5)(20)	USD	3,047	2,569,784
3.60% to 8/15/27, 2/15/38(5)(20)	USD	6,096	5,132,690
4.00%, 4/15/28(5)	USD	3,798	3,613,072
			$ 45,718,214
Suriname — 1.4%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	13,691	$ 13,656,604
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)	USD	6,577	6,560,979
9.00%, Oil-Linked, 12/31/50(5)	USD	9,497	11,064,005
9.00%, Oil-Linked, 12/31/50(7)	USD	2,997	3,491,505
			$ 34,773,093
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	355	$ 351,926
			$ 351,926
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,596,591
4.20%, 3/17/31	JPY	30,000	175,688
4.30%, 8/2/30	JPY	20,000	117,067
			$ 1,889,346
Security	Principal Amount (000's omitted)		Value
Turkey — 1.1%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	628,702	$ 14,202,824
27.70%, 9/27/34	TRY	552,531	12,855,758
30.00%, 9/12/29	TRY	96,899	2,190,944
			$ 29,249,526
Uganda — 0.3%
Republic of Uganda Government Bonds:
15.00%, 6/18/43	UGX	9,391,100	$ 2,257,522
15.80%, 6/23/39	UGX	23,433,900	6,131,608
			$ 8,389,130
Ukraine — 1.5%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(20)	USD	4,736	$ 2,209,990
0.00% to 2/1/27, 2/1/36(7)(20)	USD	4,550	2,123,108
0.00%, GDP-Linked, 8/1/41(7)(23)	USD	40,537	30,182,837
1.75% to 8/1/25, 2/1/29(7)(20)	USD	780	471,583
1.75% to 8/1/25, 2/1/34(7)(20)	USD	3,779	1,915,184
1.75% to 8/1/25, 2/1/35(7)(20)	USD	1,096	561,881
1.75% to 8/1/25, 2/1/36(7)(20)	USD	1,745	864,002
			$ 38,328,585
Uzbekistan — 0.9%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	90,660,000	$ 7,354,141
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	78,000,000	6,197,654
16.25%, 10/12/26(7)	UZS	112,430,000	9,060,236
16.625%, 5/29/27(7)	UZS	12,500,000	1,008,597
			$ 23,620,628
Venezuela — 0.5%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	5,101	$ 791,165
7.00%, 12/1/18(7)(8)	USD	2,264	336,996
7.00%, 3/31/38(7)(8)	USD	2,166	433,317
7.65%, 4/21/25(7)(8)	USD	3,794	702,269
7.75%, 10/13/19(7)(8)	USD	9,089	1,426,714
8.25%, 10/13/24(7)(8)	USD	10,897	2,044,240
9.00%, 5/7/23(7)(8)	USD	4,632	851,593
9.25%, 9/15/27(8)	USD	14,142	3,130,332
9.25%, 5/7/28(7)(8)	USD	2,365	473,257
9.375%, 1/13/34(8)	USD	1,027	263,272
11.75%, 10/21/26(7)(8)	USD	2,020	449,585

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
11.95%, 8/5/31(7)(8)	USD	5,558	$ 1,153,799
12.75%, 8/23/22(7)(8)	USD	7,569	1,490,983
13.625%, 8/15/18(8)	USD	942	197,914
			$ 13,745,436
Zambia — 0.1%
Zambia Government International Bonds, 0.50%, 12/31/53(7)	USD	4,612	$ 3,382,573
			$ 3,382,573
Total Sovereign Government Bonds (identified cost $1,293,925,502)			$1,326,431,482

Sovereign Loans — 2.0%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.3%
Commonwealth of the Bahamas, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28(4)	EUR	7,009	$ 8,290,323
			$ 8,290,323
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 7.781%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	1,333	$ 1,543,841
			$ 1,543,841
Tanzania — 1.6%
Government of the United Republic of Tanzania, Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(4)	USD	41,474	$ 41,759,750
			$ 41,759,750
Total Sovereign Loans (identified cost $50,682,002)			$ 51,593,914

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.253%, (COF + 1.254%), with maturity at 2029(24)	$3	$ 3,218
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
4.388%, (COF + 1.254%), with maturity at 2035(24)	$49	$ 47,370
4.50%, with maturity at 2035	64	62,726
4.642%, (COF + 1.251%), with maturity at 2030(24)	53	52,486
6.60%, with maturity at 2030	189	192,582
6.955%, (1 yr. CMT + 2.348%), with maturity at 2036(24)	247	252,201
7.00%, with various maturities to 2035	294	295,999
7.50%, with various maturities to 2035	582	606,120
8.00%, with various maturities to 2030	52	53,334
8.50%, with maturity at 2025	0(1)	20
Federal National Mortgage Association:
4.187%, (COF + 1.254%), with various maturities to 2035(24)	95	92,484
4.231%, (COF + 1.299%), with maturity at 2033(24)	274	267,279
4.283%, (COF + 1.35%), with maturity at 2027(24)	10	9,433
5.103%, (COF + 1.79%), with maturity at 2035(24)	482	473,562
6.00%, with maturity at 2033	29	29,919
6.353%, (COF + 2.004%), with maturity at 2032(24)	99	101,332
6.40%, (1 yr. CMT + 2.15%), with maturity at 2028(24)	4	4,408
6.50%, with maturity at 2030	225	227,601
7.00%, with various maturities to 2031	258	262,137
7.50%, with maturity at 2027	0(1)	30
8.00%, with maturity at 2026	0(1)	10
8.50%, with various maturities to 2037	381	400,652
9.00%, with various maturities to 2032	11	11,321
11.50%, with maturity at 2031	41	44,348
Government National Mortgage Association:
6.50%, with maturity at 2032	90	92,293
7.00%, with various maturities to 2031	98	101,095
7.50%, with maturity at 2028	4	4,048
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,944,379)		$ 3,688,008

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-2, Class A, 3.534%, 7/25/44(5)	$55,143	$ 2,790,836
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $14,614,707)		$ 2,790,836

Short-Term Investments — 33.1%
Affiliated Fund — 10.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(27)	264,775,116	$ 264,775,116
Total Affiliated Fund (identified cost $264,775,116)		$ 264,775,116

Repurchase Agreements — 4.0%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/9/25 with an interest rate of 4.15%, collateralized by USD 1,037,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,123,104(28)	USD	1,132	$ 1,131,626
Dated 2/4/25 with an interest rate of 4.00%, collateralized by USD 516,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $558,844(28)	USD	554	554,055
Dated 2/24/25 with an interest rate of 4.00%, collateralized by USD 5,518,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $3,756,710(28)	USD	3,545	3,545,315
Barclays Bank PLC:
Dated 12/19/24 with an interest rate of 3.00%, collateralized by USD 1,137,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,240,159(28)	USD	1,259	1,259,228
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,588,031(28)	USD	2,604	2,604,215
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 1,137,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $1,077,903(28)	USD	1,092	$ 1,091,520
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $2,154,858(28)	USD	2,182	2,182,080
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $2,012,595(28)	USD	2,031	2,031,494
Dated 2/6/25 with an interest rate of 4.00%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,379,782(28)	USD	1,451	1,450,948
Dated 3/3/25 with an interest rate of 4.05%, collateralized by USD 2,342,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,639,810(28)	USD	1,657	1,656,965
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 1,036,000 Blue Owl Credit Income Corp., 6.65%, due 3/15/31 and a market value, including accrued interest, of $1,092,482(28)	USD	1,080	1,080,030
Dated 5/9/25 with an interest rate of 3.50%, collateralized by USD 3,409,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $3,739,633(28)	USD	3,750	3,749,900
Dated 5/13/25 with an interest rate of 4.10%, collateralized by USD 1,000,000 Blue Owl Credit Income Corp., 6.65%, due 3/15/31 and a market value, including accrued interest, of $1,054,520(28)	USD	1,060	1,060,000
Dated 6/13/25 with an interest rate of 0.85%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,256,108(28)	EUR	2,058	2,348,018
Dated 6/13/25 with an interest rate of 1.00%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,308,251(28)	EUR	1,196	1,364,304
Dated 6/13/25 with an interest rate of 1.35%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,360,836(28)	EUR	3,985	4,547,680
Dated 6/13/25 with an interest rate of 3.95%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,172,810(28)	USD	4,332	4,331,970

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 7/7/25 with an interest rate of 3.90%, collateralized by USD 4,856,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $4,647,990(28)	USD	4,801	$ 4,801,370
Dated 7/7/25 with an interest rate of 4.13%, collateralized by USD 4,143,000 Ares Capital Corp., 5.80%, due 3/8/32 and a market value, including accrued interest, of $4,273,555(28)	USD	4,485	4,484,797
Dated 7/31/25 with an interest rate of 3.50%, collateralized by USD 3,409,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $3,739,633(28)	USD	3,920	3,920,350
Dated 7/31/25 with an interest rate of 3.90%, collateralized by USD 4,856,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $4,647,990(28)	EUR	4,886	5,576,300
Dated 7/31/25 with an interest rate of 4.05%, collateralized by USD 2,342,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,639,810(28)	USD	1,724	1,724,297
Citibank, N.A.:
Dated 4/2/25 with an interest rate of 3.95%, collateralized by USD 1,000,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $957,164(28)	USD	840	840,125
Dated 4/3/25 with an interest rate of 3.95%, collateralized by USD 1,428,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $1,366,831(28)	USD	1,320	1,320,180
Dated 4/17/25 with an interest rate of 3.90%, collateralized by USD 2,273,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $2,479,227(28)	USD	2,468	2,467,569
Nomura International PLC:
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 1,485,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $1,407,815(28)	USD	1,494	1,493,836
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $601,082(28)	USD	649	649,475
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 626,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $579,529(28)	USD	567	566,593
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/19/25 with an interest rate of 3.85%, collateralized by USD 5,257,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,866,750(28)	USD	4,835	$ 4,835,389
Dated 3/19/25 with an interest rate of 4.00%, collateralized by USD 2,908,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $2,036,109(28)	USD	2,076	2,076,312
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 1,104,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $751,614(28)	USD	762	762,174
Dated 3/19/25 with an interest rate of 4.06%, collateralized by USD 1,065,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $745,686(28)	USD	760	760,410
Dated 5/23/25 with an interest rate of 3.90%, collateralized by USD 4,728,000 African Export-Import Bank, 3.798%, due 5/17/31 and a market value, including accrued interest, of $4,158,160(28)	USD	4,350	4,350,055
Dated 6/9/25 with an interest rate of 3.90%, collateralized by USD 4,729,000 African Export-Import Bank, 3.798%, due 5/17/31 and a market value, including accrued interest, of $4,159,040(28)	USD	4,265	4,265,322
Dated 7/7/25 with an interest rate of 1.50%, collateralized by USD 4,133,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $4,338,206(28)	USD	4,410	4,410,169
Dated 7/7/25 with an interest rate of 2.40%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,132,449(28)	USD	2,183	2,183,467
Dated 7/7/25 with an interest rate of 4.05%, collateralized by USD 12,084,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $11,566,375(28)	USD	11,895	11,895,187
Dated 7/18/25 with an interest rate of 3.90%, collateralized by USD 4,896,000 Senegal Government International Bonds, 7.75%, due 6/10/31 and a market value, including accrued interest, of $4,057,342(28)	USD	3,894	3,894,156
Total Repurchase Agreements (identified cost $103,367,135)			$ 103,266,881

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 1.5%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	95,800	$ 1,101,882
			$ 1,101,882
Egypt — 0.4%
Egypt Treasury Bills:
0.00%, 8/5/25	EGP	171,550	$ 3,537,888
0.00%, 8/19/25	EGP	48,450	985,308
0.00%, 9/9/25	EGP	9,600	191,995
0.00%, 9/16/25	EGP	24,225	481,858
0.00%, 10/28/25	EGP	18,900	364,358
0.00%, 12/23/25	EGP	269,900	5,007,158
			$ 10,568,565
Nigeria — 0.4%
Nigeria OMO Bills:
0.00%, 9/30/25	NGN	1,792,318	$ 1,122,168
0.00%, 10/7/25	NGN	4,328,765	2,697,144
0.00%, 10/14/25	NGN	7,885,570	4,888,557
0.00%, 11/18/25	NGN	1,589,122	963,252
0.00%, 12/16/25	NGN	1,502,738	895,517
0.00%, 2/24/26	NGN	238,404	136,585
0.00%, 2/25/26	NGN	1,006,474	575,495
			$ 11,278,718
Uruguay — 0.6%
Uruguay Monetary Regulation Bills:
0.00%, 9/10/25	UYU	263,000	$ 6,502,172
0.00%, 10/1/25	UYU	77,750	1,908,577
0.00%, 10/31/25	UYU	28,005	682,493
0.00%, 11/7/25	UYU	25,818	629,876
0.00%, 12/5/25	UYU	107,000	2,594,740
0.00%, 12/19/25	UYU	87,558	2,110,995
0.00%, 12/30/25	UYU	11,815	284,980
0.00%, 3/6/26	UYU	25,818	613,887
			$ 15,327,720
Total Sovereign Government Securities (identified cost $36,965,929)			$ 38,276,885

U.S. Treasury Obligations — 17.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/7/25(29)	$30,000	$ 29,978,684
0.00%, 8/14/25(29)	80,000	79,876,464
0.00%, 8/21/25(29)	85,675	85,470,760
0.00%, 9/4/25(29)	201,700	200,886,637
0.00%, 10/9/25	51,639	51,218,667
Total U.S. Treasury Obligations (identified cost $445,066,008)		$ 447,431,212
Total Short-Term Investments (identified cost $850,174,188)		$ 853,750,094

Total Purchased Options — 0.1% (identified cost $4,826,274)	$ 2,881,822
Total Investments — 99.2% (identified cost $2,519,746,466)	$2,555,476,337
Less Unfunded Loan Commitments — (1.3)%	$ (34,587,705)
Net Investments — 97.9% (identified cost $2,485,158,761)	$2,520,888,632
Total Written Options — (0.1)% (premiums received $1,417,449)	$ (1,366,791)
Securities Sold Short — (5.3)%
Common Stocks — (0.5)%
Security	Shares	Value
Australia — (0.0)%†
EBOS Group Ltd.	(20,378)	$ (491,053)
		$ (491,053)
New Zealand — (0.5)%
a2 Milk Co. Ltd.	(205,179)	$ (1,062,164)
Air New Zealand Ltd.	(687,340)	(234,680)
Auckland International Airport Ltd.	(330,895)	(1,467,998)
Chorus Ltd.	(92,693)	(475,631)
Contact Energy Ltd.	(111,287)	(596,427)
Fisher & Paykel Healthcare Corp. Ltd.	(44,393)	(961,877)
Fletcher Building Ltd.(6)	(410,832)	(732,889)
Freightways Group Ltd.	(36,208)	(237,548)
Goodman Property Trust	(397,579)	(470,472)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Infratil Ltd.	(140,444)	$ (958,966)
Kiwi Property Group Ltd.	(415,929)	(238,472)
Mainfreight Ltd.	(18,501)	(644,911)
Mercury NZ Ltd.	(148,970)	(542,816)
Meridian Energy Ltd.	(213,437)	(717,549)
Precinct Properties Group	(494,550)	(367,015)
Ryman Healthcare Ltd.(6)	(467,966)	(687,872)
Spark New Zealand Ltd.	(681,255)	(974,108)
		$ (11,371,395)
Total Common Stocks (proceeds $12,097,289)		$ (11,862,448)
Corporate Bonds — (0.4)%
Security	Principal Amount (000's omitted)		Value
Supranational — (0.1)%
African Export-Import Bank, 3.798%, 5/17/31(7)	USD	(3,721)	$ (3,243,479)
			$ (3,243,479)
United States — (0.3)%
ARES Capital Corp., 5.80%, 3/8/32	USD	(4,143)	$ (4,138,056)
Blue Owl Credit Income Corp., 6.65%, 3/15/31	USD	(2,036)	(2,095,853)
			$ (6,233,909)
Total Corporate Bonds (proceeds $9,097,287)			$ (9,477,388)
Exchange-Traded Funds — (1.9)%
Security	Shares	Value
United States — (1.9)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (29,999,193)
iShares JPMorgan USD Emerging Markets Bond ETF	(220,663)	(20,492,973)
Total Exchange-Traded Funds (proceeds $47,879,178)		$ (50,492,166)

Sovereign Government Bonds — (2.5)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(2,972)	$ (2,588,328)
			$ (2,588,328)
Azerbaijan — (0.2)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(5,883)	$ (5,360,486)
			$ (5,360,486)
Bahrain — (0.4)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(2,648)	$ (2,480,163)
6.00%, 9/19/44(7)	USD	(2,035)	(1,757,091)
7.50%, 2/12/36(7)	USD	(1,538)	(1,623,391)
7.50%, 9/20/47(7)	USD	(2,135)	(2,182,736)
7.75%, 4/18/35(7)	USD	(1,759)	(1,890,599)
			$ (9,933,980)
Kazakhstan — (0.3)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(4,548)	$ (4,106,911)
6.50%, 7/21/45(7)	USD	(3,382)	(3,656,706)
			$ (7,763,617)
Panama — (0.9)%
Panama Government International Bonds:
4.50%, 4/16/50	USD	(4,538)	$ (3,117,833)
4.50%, 4/1/56	USD	(4,922)	(3,277,117)
6.853%, 3/28/54	USD	(19,368)	(18,084,870)
			$ (24,479,820)
Poland — (0.4)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(7,156)	$ (7,768,645)
2.75%, 5/25/32(7)	EUR	(2,000)	(2,244,415)
			$ (10,013,060)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Senegal — (0.2)%
Senegal Government International Bonds, 7.75%, 6/10/31(7)	USD	(4,896)	$ (4,003,588)
$ (4,003,588)
Total Sovereign Government Bonds (proceeds $61,387,410)			$ (64,142,879)
Total Securities Sold Short (proceeds $130,461,164)			$ (135,974,881)

Other Assets, Less Liabilities — 7.5%	$ 192,259,264
Net Assets — 100.0%	$2,575,806,224
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Principal amount is less than $500.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2025.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2025.
(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $145,587,518 or 5.7% of the Portfolio's net assets.
(6)	Non-income producing security.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $348,938,627 or 13.5% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Quantity held represents principal in USD.
(14)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(15)	Restricted security.
(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any. At July 31, 2025, the total value of unfunded loan commitments is $34,587,700.
(19)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(20)	Step coupon security. Interest rate represents the rate in effect at July 31, 2025.
(21)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(22)	When-issued security.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2025.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2025 of all interest only securities comprising the trust.

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	21,400,000	CNH	7.00	1/26/26	$107,086
Put USD vs. Call CNH	Deutsche Bank AG	USD	24,900,000	CNH	7.00	1/29/26	129,281
Put USD vs. Call CNH	Goldman Sachs International	USD	18,000,000	CNH	7.00	1/22/26	87,030
Put USD vs. Call CNH	Goldman Sachs International	USD	1,020,000	CNH	7.00	1/29/26	5,296
Put USD vs. Call CNH	Standard Chartered Bank	USD	8,810,000	CNH	7.00	1/26/26	44,085
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	96,408
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	51,912
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	49,592
Total							$570,690
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
E-Mini S&P 500 Index Futures 12/2025	66	$21,035,025	$5,350.00	12/19/25	$ 165,000
E-Mini S&P 500 Index Futures 12/2025	64	20,397,600	5,400.00	12/19/25	170,400
E-Mini S&P 500 Index Futures 12/2025	214	68,204,475	5,450.00	12/19/25	609,900
ICE Brent Crude Oil Futures 06/2026	373	27,053,690	60.00	4/27/26	1,212,250
iShares 20+ Year Treasury Bond ETF	1,508	13,008,008	80.00	1/16/26	153,582
Total					$2,311,132
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,897,000	BRL	7.00	7/12/27	$ (681,882)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,518,000	BRL	7.00	7/14/27	(546,863)
Put USD vs. Call KRW	Barclays Bank PLC	USD	8,500,000	KRW	1,300.00	1/26/26	(49,351)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	11,600,000	KRW	1,300.00	1/22/26	(65,181)
Put USD vs. Call KRW	Standard Chartered Bank	USD	4,050,000	KRW	1,300.00	1/26/26	(23,514)
Total							$(1,366,791)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	93,000,000	USD	100,106	9/17/25	$ (4,482)
CLP	141,000,000	USD	151,002	9/17/25	(6,024)
CLP	671,000,000	USD	722,058	9/17/25	(32,127)
CLP	2,320,000,000	USD	2,492,667	9/17/25	(107,210)
CLP	2,691,000,000	USD	2,879,492	9/17/25	(112,567)
CLP	2,784,000,000	USD	2,979,038	9/17/25	(116,489)
CLP	2,969,000,000	USD	3,190,758	9/17/25	(137,990)
CLP	4,868,000,000	USD	5,189,544	9/17/25	(184,197)
CLP	5,365,000,000	USD	5,765,222	9/17/25	(248,853)
COP	1,625,000,000	USD	402,516	9/17/25	(16,000)
COP	2,438,000,000	USD	602,679	9/17/25	(22,786)
COP	2,438,000,000	USD	604,208	9/17/25	(24,315)
COP	42,847,900,000	USD	10,616,427	9/17/25	(424,800)
EUR	609,125	USD	717,091	9/17/25	(19,931)
EUR	1,140,819	USD	1,329,511	9/17/25	(23,812)
EUR	1,499,439	USD	1,765,211	9/17/25	(49,062)
EUR	2,985,273	USD	3,514,406	9/17/25	(97,679)
EUR	4,118,343	USD	4,848,311	9/17/25	(134,753)
EUR	7,420,000	USD	8,647,270	9/17/25	(154,874)
IDR	71,000,000,000	USD	4,291,327	9/17/25	5,998
IDR	82,000,000,000	USD	4,958,278	9/17/25	4,830
IDR	58,029,754,000	USD	3,530,435	9/17/25	(18,143)
IDR	78,649,000,000	USD	4,778,770	9/17/25	(18,484)
IDR	86,586,618,000	USD	5,261,066	9/17/25	(20,350)
IDR	73,510,395,000	USD	4,479,610	9/17/25	(30,341)
IDR	80,671,000,000	USD	4,917,464	9/17/25	(34,795)
IDR	116,351,000,000	USD	7,081,619	9/17/25	(39,393)
IDR	104,670,000,000	USD	6,377,651	9/17/25	(42,425)
IDR	82,071,470,000	USD	5,052,107	9/17/25	(84,673)
IDR	113,325,000,000	USD	6,976,422	9/17/25	(117,347)
INR	79,000,000	USD	910,784	9/17/25	(10,180)
INR	79,000,000	USD	911,101	9/17/25	(10,497)
INR	111,700,000	USD	1,291,337	9/17/25	(17,951)
INR	493,812,000	USD	5,694,983	9/17/25	(65,501)
INR	589,818,000	USD	6,801,407	9/17/25	(77,452)
INR	972,000,000	USD	11,349,439	9/17/25	(268,589)
INR	1,039,030,000	USD	12,138,201	9/17/25	(293,206)
KRW	1,464,000,000	USD	1,062,101	9/17/25	(10,381)
KRW	1,757,000,000	USD	1,273,160	9/17/25	(10,952)
KRW	1,756,000,000	USD	1,272,446	9/17/25	(10,957)
KRW	1,702,740,000	USD	1,235,391	9/17/25	(12,163)
KRW	2,049,000,000	USD	1,485,719	9/17/25	(13,742)
KRW	2,981,000,000	USD	2,173,436	9/17/25	(31,921)
KRW	6,059,000,000	USD	4,392,490	9/17/25	(39,776)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	6,059,000,000	USD	4,393,130	9/17/25	$ (40,416)
KRW	2,900,000,000	USD	2,158,260	9/17/25	(74,935)
KRW	27,164,900,000	USD	19,886,457	9/17/25	(371,516)
TWD	32,000,000	USD	1,098,222	9/17/25	(24,694)
TWD	42,000,000	USD	1,439,287	9/17/25	(30,282)
TWD	42,000,000	USD	1,439,559	9/17/25	(30,554)
TWD	65,000,000	USD	2,232,184	9/17/25	(51,581)
TWD	71,000,000	USD	2,433,882	9/17/25	(51,992)
TWD	78,000,000	USD	2,673,128	9/17/25	(56,403)
TWD	94,000,000	USD	3,221,605	9/17/25	(68,117)
TWD	141,000,000	USD	4,837,880	9/17/25	(107,647)
TWD	142,000,000	USD	4,873,361	9/17/25	(109,581)
TWD	361,430,000	USD	12,297,720	9/17/25	(172,557)
USD	8,824,705	CLP	8,387,000,000	9/17/25	201,073
USD	7,237,916	CLP	6,918,000,000	9/17/25	124,730
USD	3,781,605	CLP	3,594,000,000	9/17/25	86,204
USD	2,699,916	CLP	2,566,000,000	9/17/25	61,518
USD	2,214,899	CLP	2,117,000,000	9/17/25	38,169
USD	1,808,975	CLP	1,729,000,000	9/17/25	31,192
USD	1,157,420	CLP	1,100,000,000	9/17/25	26,384
USD	553,469	CLP	529,000,000	9/17/25	9,544
USD	355,327	CLP	339,000,000	9/17/25	6,763
USD	254,635	CLP	242,000,000	9/17/25	5,807
USD	252,552	CLP	242,000,000	9/17/25	3,724
USD	159,936	CLP	152,000,000	9/17/25	3,647
USD	211,030	CLP	202,000,000	9/17/25	3,331
USD	1,037,049	CLP	1,006,000,000	9/17/25	2,666
USD	109,009	CLP	104,000,000	9/17/25	2,075
USD	77,863	CLP	74,000,000	9/17/25	1,776
USD	101,229	CLP	97,000,000	9/17/25	1,493
USD	77,227	CLP	74,000,000	9/17/25	1,139
USD	64,772	CLP	62,000,000	9/17/25	1,022
USD	31,308	CLP	30,000,000	9/17/25	462
USD	30,944,200	COP	125,602,507,284	9/17/25	1,068,900
USD	24,108,251	COP	97,614,309,721	9/17/25	890,110
USD	11,624,836	COP	47,494,430,973	9/17/25	328,005
USD	6,910,224	COP	27,977,768,588	9/17/25	255,546
USD	8,856,940	COP	36,241,712,000	9/17/25	236,634
USD	21,367,860	COP	89,055,898,270	9/17/25	185,387
USD	27,071,014	COP	113,123,000,000	9/17/25	164,039
USD	10,764,935	COP	44,593,743,116	9/17/25	158,049
USD	5,189,251	COP	21,330,417,165	9/17/25	115,685
USD	2,207,298	COP	8,874,000,000	9/17/25	96,564
USD	191,475	COP	815,000,000	9/17/25	(2,378)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	191,404	COP	815,000,000	9/17/25	$ (2,448)
USD	229,645	COP	980,900,000	9/17/25	(3,668)
USD	1,426,443	COP	6,033,000,000	9/17/25	(8,541)
USD	12,451,648	COP	52,712,558,322	9/17/25	(86,346)
USD	10,952,259	COP	46,738,000,000	9/17/25	(164,651)
USD	56,362,321	EUR	48,363,056	9/17/25	1,009,461
USD	44,000,620	EUR	37,755,799	9/17/25	788,060
USD	36,544,451	EUR	31,357,853	9/17/25	654,519
USD	30,593,344	EUR	26,251,361	9/17/25	547,933
USD	18,903,796	EUR	16,220,861	9/17/25	338,571
USD	11,716,236	EUR	9,952,224	9/17/25	325,639
USD	14,912,595	EUR	12,796,114	9/17/25	267,088
USD	13,825,117	EUR	11,862,977	9/17/25	247,611
USD	12,968,939	EUR	11,128,313	9/17/25	232,276
USD	12,827,170	EUR	11,006,664	9/17/25	229,737
USD	12,709,184	EUR	10,905,423	9/17/25	227,624
USD	9,334,856	EUR	8,010,000	9/17/25	167,189
USD	8,264,755	EUR	7,091,774	9/17/25	148,023
USD	7,222,565	EUR	6,197,497	9/17/25	129,358
USD	6,983,325	EUR	5,992,212	9/17/25	125,073
USD	4,310,605	EUR	3,661,594	9/17/25	119,808
USD	6,057,287	EUR	5,197,602	9/17/25	108,487
USD	4,722,745	EUR	4,052,466	9/17/25	84,585
USD	4,720,877	EUR	4,050,863	9/17/25	84,552
USD	3,179,132	EUR	2,727,931	9/17/25	56,939
USD	2,879,748	EUR	2,471,038	9/17/25	51,577
USD	953,984	EUR	810,351	9/17/25	26,515
USD	643,440	EUR	552,119	9/17/25	11,524
USD	611,186	EUR	524,443	9/17/25	10,946
USD	71,649	EUR	61,480	9/17/25	1,283
USD	13,603,725	IDR	222,040,000,000	9/17/25	164,598
USD	12,532,631	IDR	204,760,000,000	9/17/25	139,388
USD	8,097,936	IDR	131,802,000,000	9/17/25	120,527
USD	8,534,042	IDR	139,326,767,000	9/17/25	101,191
USD	4,533,749	IDR	73,799,000,000	9/17/25	67,012
USD	4,047,975	IDR	66,067,000,000	9/17/25	49,223
USD	3,339,779	IDR	54,405,000,000	9/17/25	46,878
USD	3,352,003	IDR	54,664,470,000	9/17/25	43,398
USD	6,001,658	INR	514,000,000	9/17/25	142,032
USD	238,731	INR	20,532,875	9/17/25	4,655
USD	11,348,877	KRW	15,300,397,022	9/17/25	357,254
USD	3,019,443	KRW	4,162,000,000	9/17/25	29,512
USD	3,482,690	PEN	12,343,000	9/17/25	51,428
USD	5,792,624	PEN	21,000,000	9/17/25	(45,219)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	9,606,675	PEN	35,000,000	9/17/25	$ (123,064)
USD	10,432,395	PEN	38,000,000	9/17/25	(131,321)
USD	10,426,670	PEN	38,000,000	9/17/25	(137,046)
USD	23,175,576	PEN	83,979,018	9/17/25	(169,965)
USD	17,337,528	PHP	970,000,000	9/17/25	697,602
USD	11,835,779	PHP	672,000,000	9/17/25	307,913
USD	6,560,411	PHP	367,041,892	9/17/25	263,968
USD	603,826	PHP	33,398,239	9/17/25	30,894
USD	73,168	PHP	4,061,101	9/17/25	3,501
USD	12,520,525	TWD	361,430,000	9/17/25	395,362
USD	1,339,525	PHP	75,000,000	5/7/26	59,201
USD	535,762	PHP	30,000,000	5/7/26	23,632
USD	339,571	PHP	19,000,000	5/7/26	15,222
USD	4,632,929	PHP	260,000,000	5/12/26	194,966
USD	3,551,515	PHP	200,000,000	5/12/26	137,697
USD	3,379,580	PHP	190,000,000	5/12/26	136,453
USD	3,546,414	PHP	200,000,000	5/12/26	132,596
USD	3,544,717	PHP	200,000,000	5/12/26	130,899
USD	3,028,683	PHP	170,000,000	5/12/26	126,938
USD	3,027,605	PHP	170,000,000	5/12/26	125,859
USD	3,003,019	PHP	169,100,000	5/12/26	116,636
USD	2,350,033	PHP	131,200,000	5/12/26	110,569
USD	1,996,791	PHP	112,000,000	5/12/26	85,053
USD	1,790,671	PHP	100,000,000	5/12/26	83,762
USD	1,781,578	PHP	100,000,000	5/12/26	74,670
USD	1,773,710	PHP	100,000,000	5/12/26	66,801
USD	1,773,458	PHP	100,000,000	5/12/26	66,550
USD	1,496,577	PHP	84,000,000	5/12/26	62,773
USD	1,073,146	PHP	59,800,000	5/12/26	52,415
USD	1,203,556	PHP	67,700,000	5/12/26	47,978
					$9,721,758
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	3,052,674	RSD	357,926,041	BNP Paribas	8/1/25	$ —	$ (2,809)
KZT	562,081,183	USD	1,040,486	ICBC Standard Bank plc	8/7/25	—	(2,084)
EUR	1,593,430	USD	1,864,887	HSBC Bank USA, N.A.	8/8/25	—	(45,987)
EUR	3,052,674	USD	3,503,260	Standard Chartered Bank	8/8/25	—	(18,632)
EUR	178,505	USD	207,025	UBS AG	8/8/25	—	(3,262)
EUR	477,883	USD	554,462	UBS AG	8/8/25	—	(8,959)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	723,015	USD	846,536	UBS AG	8/8/25	$ —	$ (21,214)
EUR	1,074,599	USD	1,260,608	UBS AG	8/8/25	—	(33,953)
EUR	1,388,729	USD	1,630,186	UBS AG	8/8/25	—	(44,952)
EUR	3,441,739	USD	3,994,784	UBS AG	8/8/25	—	(66,039)
KZT	903,834,511	USD	1,722,738	Bank of America, N.A.	8/8/25	—	(53,460)
KZT	940,543,560	USD	1,793,561	Bank of America, N.A.	8/8/25	—	(56,486)
USD	2,917,624	EUR	2,490,227	UBS AG	8/8/25	75,030	—
USD	2,823,894	EUR	2,412,577	UBS AG	8/8/25	69,937	—
USD	2,063,813	EUR	1,762,286	UBS AG	8/8/25	52,163	—
EGP	44,494,091	USD	815,059	Goldman Sachs International	8/11/25	96,895	—
EGP	126,014,546	USD	2,309,228	Citibank, N.A.	8/12/25	271,914	—
KZT	952,577,000	USD	1,814,432	Bank of America, N.A.	8/12/25	—	(57,184)
KZT	204,782,217	USD	385,081	JPMorgan Chase Bank, N.A.	8/12/25	—	(7,313)
USD	449,745	GHS	6,192,986	ICBC Standard Bank plc	8/13/25	—	(137,922)
USD	4,758,924	KZT	2,525,084,911	Citibank, N.A.	8/13/25	102,180	—
KZT	715,402,262	USD	1,366,575	JPMorgan Chase Bank, N.A.	8/14/25	—	(47,620)
USD	6,083,123	RUB	483,000,000	ICBC Standard Bank plc	8/15/25	114,979	—
USD	496,960	GHS	6,212,000	Standard Chartered Bank	8/22/25	—	(90,745)
ARS	4,724,763,000	USD	3,963,727	Goldman Sachs International	8/26/25	—	(585,633)
USD	1,689,843	ARS	2,362,400,000	Goldman Sachs International	8/26/25	782	—
USD	1,677,815	ARS	2,362,363,000	Goldman Sachs International	8/26/25	—	(11,219)
UZS	8,779,301,000	USD	618,261	ICBC Standard Bank plc	8/29/25	68,516	—
UZS	8,779,301,000	USD	618,261	JPMorgan Chase Bank, N.A.	8/29/25	68,516	—
EUR	4,505,975	USD	5,303,809	HSBC Bank USA, N.A.	9/3/25	—	(151,356)
ISK	460,227,000	EUR	3,149,220	Bank of America, N.A.	9/3/25	83,826	—
ISK	615,587,511	EUR	4,207,707	Bank of America, N.A.	9/4/25	116,666	—
UZS	8,794,758,000	USD	618,261	JPMorgan Chase Bank, N.A.	9/4/25	68,678	—
ISK	671,284,224	EUR	4,586,841	Bank of America, N.A.	9/5/25	128,226	—
USD	278,678	GHS	3,065,485	Standard Chartered Bank	9/5/25	—	(9,996)
KZT	1,113,818,048	USD	2,093,643	ICBC Standard Bank plc	9/8/25	—	(54,789)
UZS	4,050,152,000	USD	284,221	Citibank, N.A.	9/8/25	31,872	—
KZT	1,199,779,516	USD	2,268,615	Societe Generale	9/9/25	—	(72,987)
UYU	83,200,000	USD	2,041,718	Citibank, N.A.	9/9/25	21,383	—
EUR	6,281,170	ISK	914,349,861	Bank of America, N.A.	9/12/25	—	(128,520)
ISK	118,325,271	EUR	812,841	Bank of America, N.A.	9/12/25	16,632	—
USD	3,548,306	KZT	1,924,601,178	Citibank, N.A.	9/12/25	29,019	—
SEK	12,500,000	USD	1,284,469	Deutsche Bank AG	9/15/25	—	(4,101)
SEK	89,370,964	USD	9,347,161	Goldman Sachs International	9/15/25	—	(192,943)
EUR	95,499	ISK	13,924,754	Citibank, N.A.	9/16/25	—	(2,069)
ISK	2,414,338,330	EUR	16,558,112	Citibank, N.A.	9/16/25	358,758	—
KZT	1,278,258,794	USD	2,422,111	Standard Chartered Bank	9/16/25	—	(87,173)
USD	1,301,145	TRY	56,456,989	Standard Chartered Bank	9/16/25	—	(37,858)
USD	9,737,160	TRY	423,268,000	Standard Chartered Bank	9/16/25	—	(301,577)
AUD	36,280,000	USD	23,682,713	Goldman Sachs International	9/17/25	—	(348,663)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	36,440,000	USD	23,787,157	Goldman Sachs International	9/17/25	$ —	$ (350,200)
AUD	2,800,000	USD	1,801,348	State Street Bank and Trust Company	9/17/25	—	(484)
AUD	2,800,000	USD	1,801,348	State Street Bank and Trust Company	9/17/25	—	(484)
CNH	36,000,000	USD	5,038,996	Bank of America, N.A.	9/17/25	—	(29,484)
CNH	19,173,000	USD	2,690,819	BNP Paribas	9/17/25	—	(22,836)
CNH	56,920,000	USD	7,983,730	Citibank, N.A.	9/17/25	—	(63,134)
CNH	57,000,000	USD	7,996,409	Goldman Sachs International	9/17/25	—	(64,681)
CNH	28,935,792	USD	4,058,925	Standard Chartered Bank	9/17/25	—	(32,419)
CNH	28,590,000	USD	4,011,832	Standard Chartered Bank	9/17/25	—	(33,444)
EUR	925,072	NOK	11,000,000	Bank of America, N.A.	9/17/25	—	(5,492)
EUR	2,539,401	NOK	30,200,000	Bank of America, N.A.	9/17/25	—	(15,470)
EUR	1,431,023	NOK	17,000,000	Barclays Bank PLC	9/17/25	—	(6,925)
EUR	10,140,545	NOK	121,170,000	JPMorgan Chase Bank, N.A.	9/17/25	—	(117,204)
EUR	925,465	PLN	4,000,000	Standard Chartered Bank	9/17/25	—	(7,364)
EUR	17,810,469	PLN	77,000,000	Standard Chartered Bank	9/17/25	—	(147,193)
EUR	28,583,740	PLN	123,006,122	UBS AG	9/17/25	—	(84,250)
EUR	5,082,773	RON	25,981,103	UBS AG	9/17/25	—	(9,825)
JPY	2,617,003,322	USD	18,481,375	Deutsche Bank AG	9/17/25	—	(1,042,065)
JPY	101,000,000	USD	713,367	Goldman Sachs International	9/17/25	—	(40,318)
JPY	402,000,000	USD	2,793,649	Goldman Sachs International	9/17/25	—	(114,783)
MXN	132,800,000	USD	6,962,138	Barclays Bank PLC	9/17/25	44,193	—
MXN	14,500,000	USD	777,468	Deutsche Bank AG	9/17/25	—	(12,470)
MXN	94,000,000	USD	4,918,632	HSBC Bank USA, N.A.	9/17/25	40,669	—
MXN	3,900,000	USD	202,657	Standard Chartered Bank	9/17/25	3,101	—
NOK	76,370,000	EUR	6,581,977	Barclays Bank PLC	9/17/25	—	(144,368)
NOK	41,000,000	EUR	3,533,362	Citibank, N.A.	9/17/25	—	(77,233)
NOK	62,000,000	EUR	5,331,223	Citibank, N.A.	9/17/25	—	(103,160)
NZD	600,000	USD	355,596	Australia and New Zealand Banking Group Limited	9/17/25	—	(1,583)
NZD	3,500,000	USD	2,098,591	Australia and New Zealand Banking Group Limited	9/17/25	—	(33,513)
NZD	16,000,000	USD	9,696,173	Australia and New Zealand Banking Group Limited	9/17/25	—	(255,816)
SEK	54,880,000	EUR	5,008,381	Bank of America, N.A.	9/17/25	—	(110,178)
SEK	19,000,000	EUR	1,701,450	Barclays Bank PLC	9/17/25	—	(946)
SEK	22,500,000	EUR	2,016,097	Barclays Bank PLC	9/17/25	—	(2,519)
SEK	52,000,000	EUR	4,746,485	Citibank, N.A.	9/17/25	—	(105,465)
SEK	62,000,000	EUR	5,661,643	HSBC Bank USA, N.A.	9/17/25	—	(128,462)
SEK	31,600,000	EUR	2,832,164	JPMorgan Chase Bank, N.A.	9/17/25	—	(4,302)
SEK	9,000,000	EUR	805,540	Standard Chartered Bank	9/17/25	22	—
USD	8,480,771	BHD	3,202,848	Standard Chartered Bank	9/17/25	—	(9,344)
USD	9,435,977	BHD	3,563,591	Standard Chartered Bank	9/17/25	—	(10,396)
USD	12,091,468	CNH	86,218,792	Barclays Bank PLC	9/17/25	93,854	—
USD	19,704,433	CNH	140,400,000	Citibank, N.A.	9/17/25	167,335	—
USD	1,522,162	GBP	1,150,000	JPMorgan Chase Bank, N.A.	9/17/25	2,764	—

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,295,677	GBP	6,898,121	Standard Chartered Bank	9/17/25	$ 181,768	$ —
USD	9,028,413	GBP	6,701,879	Standard Chartered Bank	9/17/25	173,782	—
USD	10,522,502	JPY	1,484,100,000	BNP Paribas	9/17/25	632,687	—
USD	10,696,494	JPY	1,580,000,000	Citibank, N.A.	9/17/25	167,616	—
USD	1,635,633	JPY	231,107,740	Citibank, N.A.	9/17/25	95,566	—
USD	5,043,600	JPY	745,000,000	Citibank, N.A.	9/17/25	79,034	—
USD	1,357,093	JPY	192,167,417	Deutsche Bank AG	9/17/25	76,519	—
USD	11,167,109	JPY	1,588,300,980	HSBC Bank USA, N.A.	9/17/25	582,915	—
USD	5,390,876	JPY	795,003,322	HSBC Bank USA, N.A.	9/17/25	93,096	—
USD	9,908,299	KZT	5,259,325,249	Citibank, N.A.	9/17/25	303,854	—
USD	1,995,720	MXN	38,367,000	Bank of America, N.A.	9/17/25	—	(28,466)
USD	16,217,378	MXN	309,340,000	Barclays Bank PLC	9/17/25	—	(102,943)
USD	1,583,313	MXN	30,643,000	Citibank, N.A.	9/17/25	—	(33,366)
USD	4,719,599	MXN	91,000,000	Goldman Sachs International	9/17/25	—	(81,427)
USD	4,010,255	MXN	76,640,000	HSBC Bank USA, N.A.	9/17/25	—	(33,158)
USD	3,295,513	MXN	61,526,201	Societe Generale	9/17/25	49,482	—
USD	2,307,359	MXN	43,077,662	Societe Generale	9/17/25	34,645	—
USD	12,756,954	MXN	241,300,000	Standard Chartered Bank	9/17/25	26,323	—
USD	2,318,410	MXN	45,000,000	Standard Chartered Bank	9/17/25	—	(55,723)
USD	12,713,375	MXN	244,659,997	Standard Chartered Bank	9/17/25	—	(194,525)
USD	8,989,816	MXN	173,000,000	UBS AG	9/17/25	—	(137,408)
USD	8,765,482	MXN	169,761,959	UBS AG	9/17/25	—	(190,908)
USD	10,721,835	NZD	18,000,000	BNP Paribas	9/17/25	101,434	—
USD	4,765,260	NZD	8,000,000	BNP Paribas	9/17/25	45,082	—
USD	2,382,630	NZD	4,000,000	BNP Paribas	9/17/25	22,541	—
USD	26,681,891	NZD	44,030,686	Citibank, N.A.	9/17/25	702,805	—
USD	11,301,602	NZD	18,650,000	Citibank, N.A.	9/17/25	297,686	—
USD	6,566,956	NZD	10,836,848	Citibank, N.A.	9/17/25	172,975	—
USD	127,926	NZD	211,104	Citibank, N.A.	9/17/25	3,370	—
USD	2,832,137	NZD	4,800,000	Citibank, N.A.	9/17/25	30	—
USD	15,537,496	NZD	26,000,000	Goldman Sachs International	9/17/25	196,916	—
USD	7,171,152	NZD	12,000,000	Goldman Sachs International	9/17/25	90,884	—
USD	4,183,172	NZD	7,000,000	Goldman Sachs International	9/17/25	53,016	—
USD	365,217	NZD	610,000	Standard Chartered Bank	9/17/25	5,303	—
USD	4,387,296	SAR	16,480,000	Standard Chartered Bank	9/17/25	—	(2,019)
USD	16,586,887	THB	538,000,000	Standard Chartered Bank	9/17/25	67,082	—
USD	2,072,552	THB	66,400,000	Standard Chartered Bank	9/17/25	33,676	—
USD	6,875,331	THB	222,900,000	Standard Chartered Bank	9/17/25	30,972	—
USD	1,119,980	ZAR	20,000,000	Bank of America, N.A.	9/17/25	25,383	—
USD	24,712,421	ZAR	443,069,000	Barclays Bank PLC	9/17/25	463,308	—
USD	15,820,799	ZAR	284,172,014	Goldman Sachs International	9/17/25	268,099	—
USD	10,932,822	ZAR	195,000,000	Goldman Sachs International	9/17/25	260,495	—
USD	10,032,829	ZAR	180,073,322	Goldman Sachs International	9/17/25	177,437	—
USD	9,953,992	ZAR	179,096,910	Goldman Sachs International	9/17/25	152,039	—

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,361,399	ZAR	42,840,000	Goldman Sachs International	9/17/25	$ 16,771	$ —
USD	25,051,201	ZAR	445,231,018	UBS AG	9/17/25	683,761	—
UYU	167,000,000	USD	4,139,812	Citibank, N.A.	9/17/25	—	(2,452)
KZT	421,222,445	USD	761,649	Citibank, N.A.	9/22/25	6,566	—
KZT	1,666,300,000	USD	3,111,696	Standard Chartered Bank	9/22/25	—	(72,739)
TRY	165,565,780	USD	3,672,332	Standard Chartered Bank	9/22/25	235,020	—
USD	3,626,823	TRY	165,565,780	Standard Chartered Bank	9/22/25	—	(280,530)
ISK	1,059,667,320	EUR	7,334,861	Citibank, N.A.	9/24/25	69,891	—
UZS	17,651,077,630	USD	1,306,133	ICBC Standard Bank plc	9/25/25	66,735	—
TRY	184,953,500	USD	4,029,520	Standard Chartered Bank	9/26/25	321,049	—
USD	2,001,246	TRY	90,883,294	Standard Chartered Bank	9/26/25	—	(136,557)
USD	2,071,969	TRY	94,070,206	Standard Chartered Bank	9/26/25	—	(140,798)
USD	16,113,370	BRL	97,900,000	Citibank, N.A.	10/1/25	—	(1,120,109)
USD	16,005,624	BRL	97,900,000	Citibank, N.A.	10/1/25	—	(1,227,855)
USD	15,537,816	BRL	94,400,000	BNP Paribas	10/2/25	—	(1,075,724)
USD	14,517,640	BRL	93,000,000	BNP Paribas	10/2/25	—	(1,849,512)
USD	916,787	NGN	1,792,318,000	Goldman Sachs International	10/7/25	—	(220,741)
NGN	215,900,000	USD	113,632	JPMorgan Chase Bank, N.A.	10/9/25	23,273	—
USD	133,272	NGN	215,900,000	Goldman Sachs International	10/9/25	—	(3,633)
UYU	92,200,000	USD	2,254,279	Bank of America, N.A.	10/9/25	24,292	—
USD	889,798	NGN	1,727,142,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(204,926)
EGP	614,910,000	USD	10,769,002	JPMorgan Chase Bank, N.A.	10/15/25	1,431,075	—
USD	1,327,359	NGN	2,601,623,022	JPMorgan Chase Bank, N.A.	10/15/25	—	(318,041)
MXN	51,418,000	USD	2,411,624	Bank of America, N.A.	10/24/25	290,434	—
MXN	75,681,000	USD	3,661,393	UBS AG	10/24/25	315,706	—
USD	3,661,664	MXN	75,681,100	Standard Chartered Bank	10/24/25	—	(315,440)
USD	2,411,161	MXN	51,418,000	UBS AG	10/24/25	—	(290,898)
USD	18,581,335	OMR	7,154,000	Standard Chartered Bank	10/30/25	—	(1,814)
HKD	23,300,000	USD	3,017,670	Goldman Sachs International	12/9/25	—	(22,967)
HKD	132,190,000	USD	17,121,948	JPMorgan Chase Bank, N.A.	12/9/25	—	(131,830)
USD	3,008,856	HKD	23,300,000	Bank of America, N.A.	12/9/25	14,153	—
USD	16,324,650	HKD	126,400,000	JPMorgan Chase Bank, N.A.	12/9/25	78,709	—
USD	747,762	HKD	5,790,000	JPMorgan Chase Bank, N.A.	12/9/25	3,585	—
USD	16,071,181	BRL	92,840,000	Citibank, N.A.	1/5/26	96,796	—
USD	14,258,443	BRL	82,160,000	JPMorgan Chase Bank, N.A.	1/5/26	121,697	—
USD	295,575	GHS	4,238,543	ICBC Standard Bank plc	2/17/26	—	(61,065)
USD	10,183,541	KWD	3,113,948	Standard Chartered Bank	2/24/26	—	(10,019)
USD	10,086,564	KWD	3,084,496	Standard Chartered Bank	2/24/26	—	(10,584)
USD	15,129,845	KWD	4,633,552	Standard Chartered Bank	2/24/26	—	(38,163)
USD	137,171	NGN	238,404,000	Citibank, N.A.	2/26/26	—	(4,162)
NGN	274,343,000	USD	144,772	Citibank, N.A.	2/27/26	17,765	—
USD	739,075	NGN	1,280,817,000	Citibank, N.A.	2/27/26	—	(19,758)
TRY	177,847,351	USD	3,472,185	Standard Chartered Bank	3/23/26	126,218	—
USD	3,354,001	TRY	177,847,351	Standard Chartered Bank	3/23/26	—	(244,401)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	$ 142,978	$ —
TRY	214,771,711	USD	4,029,520	Standard Chartered Bank	3/26/26	305,593	—
USD	751,072	TRY	40,257,809	Standard Chartered Bank	3/26/26	—	(61,521)
USD	3,223,565	TRY	174,513,902	Standard Chartered Bank	3/26/26	—	(298,955)
EUR	1,356,959	RON	7,457,167	Barclays Bank PLC	5/12/26	—	(72,244)
RON	7,457,167	EUR	1,394,906	JPMorgan Chase Bank, N.A.	5/12/26	28,165	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	61,932	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	33,997	—
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	—	(1,624)
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	50,019	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	21,025	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	21,134	—
						$12,404,069	$(14,974,320)
Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$11,298	$(1,254)
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	11,298	(8,191)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	11,300	6,181
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	4,915	1,976
					$(1,288)
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx Bank	(1,247)	Short	9/19/25	$ (15,636,045)	$(1,210,326)
STOXX Europe 600 Index	(439)	Short	9/19/25	(13,696,973)	47,504
Interest Rate Futures
U.S. 10-Year Treasury Note	490	Long	9/19/25	54,420,625	58,406
30 Day Federal Funds	(1,146)	Short	8/29/25	(456,884,673)	255,641
Euro-Bobl	(220)	Short	9/8/25	(29,442,262)	188,070
Euro-Bund	(370)	Short	9/8/25	(54,765,021)	356,941
Euro-Buxl	(16)	Short	9/8/25	(2,143,264)	64,272

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
Euro-Schatz	(23)	Short	9/8/25	$ (2,809,804)	$ 9,580
Japan 10-Year Bond	(70)	Short	9/12/25	(64,072,281)	273,873
U.S. 2-Year Treasury Note	(4)	Short	9/30/25	(827,938)	753
U.S. 5-Year Treasury Note	(600)	Short	9/30/25	(64,903,125)	(286,520)
U.S. Long Treasury Bond	(32)	Short	9/19/25	(3,654,000)	(109,719)
U.S. Ultra 10-Year Treasury Note	(91)	Short	9/19/25	(10,290,109)	(186,660)
U.S. Ultra-Long Treasury Bond	(32)	Short	9/19/25	(3,754,000)	(25,249)
					$(563,434)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CAD	41,680	Pays	1-day CAD CORRA (pays semi-annually)	2.65% (pays semi-annually)	9/17/27	$ (10,258)	$ —	$ (10,258)
CAD	43,000	Pays	1-day CAD CORRA (pays semi-annually)	2.65% (pays semi-annually)	9/17/27	(5,794)	—	(5,794)
CAD	45,000	Pays	1-day CAD CORRA (pays semi-annually)	2.66% (pays semi-annually)	9/17/27	(1,678)	—	(1,678)
CAD	43,000	Pays	1-day CAD CORRA (pays semi-annually)	2.67% (pays semi-annually)	9/17/27	1,388	—	1,388
CAD	9,550	Receives	1-day CAD CORRA (pays semi-annually)	3.21% (pays semi-annually)	9/17/35	(24,216)	—	(24,216)
CAD	10,000	Receives	1-day CAD CORRA (pays semi-annually)	3.22% (pays semi-annually)	9/17/35	(31,231)	—	(31,231)
CAD	10,000	Receives	1-day CAD CORRA (pays semi-annually)	3.23% (pays semi-annually)	9/17/35	(34,012)	—	(34,012)
CAD	10,000	Receives	1-day CAD CORRA (pays semi-annually)	3.25% (pays semi-annually)	9/17/35	(47,304)	—	(47,304)
COP	8,374,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/28	5,596	—	5,596
COP	33,705,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.25% (pays quarterly)	6/18/28	20,366	—	20,366
COP	27,520,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.26% (pays quarterly)	6/18/28	13,984	—	13,984
COP	20,786,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.28% (pays quarterly)	6/18/28	8,565	—	8,565
COP	82,408,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.29% (pays quarterly)	6/18/28	26,035	—	26,035

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	35,251,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.29% (pays quarterly)	6/18/28	$ 10,685	$ —	$ 10,685
COP	41,871,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/18/28	(5,550)	—	(5,550)
COP	41,562,611	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	(8,171)	—	(8,171)
COP	21,076,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.42% (pays quarterly)	6/18/28	(10,220)	—	(10,220)
COP	49,430,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.52% (pays quarterly)	6/18/28	(55,638)	—	(55,638)
COP	108,803,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.50% (pays quarterly)	9/17/29	(11,154)	—	(11,154)
COP	31,529,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.53% (pays quarterly)	9/17/29	(11,336)	—	(11,336)
COP	33,596,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.65% (pays quarterly)	9/17/30	(3,363)	—	(3,363)
COP	27,912,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.68% (pays quarterly)	9/17/30	(10,873)	—	(10,873)
COP	57,890,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.69% (pays quarterly)	9/17/30	(30,371)	—	(30,371)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(41,634)	21	(41,613)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	186,161	—	186,161
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	70,730	—	70,730
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	89,833	—	89,833
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	30,386	—	30,386
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	64,580	—	64,580
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	57,323	—	57,323
GBP	18,925	Pays	1-day GBP SONIA (pays annually)	3.81% (pays annually)	6/18/30	76,141	—	76,141
GBP	9,290	Pays	1-day GBP SONIA (pays annually)	3.83% (pays annually)	6/18/30	49,011	—	49,011
GBP	9,285	Pays	1-day GBP SONIA (pays annually)	3.84% (pays annually)	6/18/30	53,306	—	53,306
GBP	13,345	Pays	1-day GBP SONIA (pays annually)	3.76% (pays annually)	9/17/30	22,289	—	22,289

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	13,345	Pays	1-day GBP SONIA (pays annually)	3.77% (pays annually)	9/17/30	$ 26,149	$ —	$ 26,149
INR	951,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.66% (pays semi-annually)	9/17/30	(24,483)	—	(24,483)
INR	987,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.67% (pays semi-annually)	9/17/30	(22,559)	—	(22,559)
INR	1,452,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.67% (pays semi-annually)	9/17/30	(31,096)	—	(31,096)
INR	987,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(18,294)	—	(18,294)
INR	881,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(16,118)	—	(16,118)
INR	1,161,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(18,173)	—	(18,173)
INR	769,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	(9,453)	—	(9,453)
KRW	23,234,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(29,457)	—	(29,457)
KRW	30,205,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(35,257)	2,740	(32,517)
KRW	32,714,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(34,499)	5,803	(28,696)
KRW	48,862,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(49,696)	(259)	(49,955)
KRW	32,187,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(24,948)	—	(24,948)
KRW	54,597,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(40,397)	—	(40,397)
KRW	22,802,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(15,104)	—	(15,104)
KRW	2,025,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	128	—	128
KRW	3,652,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(12,712)	—	(12,712)
KRW	7,485,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(28,465)	—	(28,465)
KRW	2,985,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(13,275)	—	(13,275)
KRW	2,853,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(29,602)	—	(29,602)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	3,788,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	$ (39,425)	$ —	$ (39,425)
KRW	7,577,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(84,963)	—	(84,963)
KRW	6,995,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	(71)	—	(71)
KRW	11,900,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	(2,046)	—	(2,046)
KRW	5,874,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	(181)	—	(181)
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	35,015	—	35,015
NZD	16,680	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(143,726)	—	(143,726)
NZD	3,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	(25,999)	—	(25,999)
NZD	20,520	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(223,414)	—	(223,414)
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	76,920	—	76,920
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	256,966	—	256,966
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	307,311	—	307,311
TWD	391,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	27,132	—	27,132
TWD	485,375	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	32,803	—	32,803
TWD	876,475	Receives	3-month TWD TAIBOR (pays quarterly)	1.54% (pays quarterly)	9/17/27	11,632	—	11,632
TWD	413,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(179,700)	—	(179,700)
TWD	171,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	(2,768)	—	(2,768)
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	(6,042)	—	(6,042)
TWD	177,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(86,493)	—	(86,493)
TWD	162,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(79,809)	—	(79,809)
TWD	153,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.55% (pays quarterly)	6/18/30	18,302	—	18,302
TWD	198,850	Receives	3-month TWD TAIBOR (pays quarterly)	1.58% (pays quarterly)	6/18/30	15,233	—	15,233
TWD	187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(50,663)	—	(50,663)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	101,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	$ (29,503)	$ —	$ (29,503)
TWD	134,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(39,794)	—	(39,794)
TWD	351,950	Receives	3-month TWD TAIBOR (pays quarterly)	1.60% (pays quarterly)	9/17/30	15,692	—	15,692
TWD	443,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	9/17/30	(9,556)	—	(9,556)
Total						$(190,882)	$8,305	$(182,577)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
China	$75,500	1.00% (pays quarterly)(1)	6/20/30	$(2,061,199)	$ 1,667,184	$ (394,015)
Indonesia	104,000	1.00% (pays quarterly)(1)	6/20/30	(1,390,577)	390,321	(1,000,256)
Malaysia	24,670	1.00% (pays quarterly)(1)	6/20/30	(676,613)	463,962	(212,651)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	32,074	1.00% (pays quarterly)(1)	6/20/30	701,853	(1,181,394)	(479,541)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	1,783	5.00% (pays quarterly)(1)	6/20/30	(139,641)	79,839	(59,802)
Poland	19,300	1.00% (pays quarterly)(1)	6/20/29	(347,181)	172,733	(174,448)
Poland	7,920	1.00% (pays quarterly)(1)	6/20/30	(133,054)	93,268	(39,786)
Qatar	46,882	1.00% (pays quarterly)(1)	6/20/30	(1,527,070)	1,270,252	(256,818)
Saudi Arabia	112,100	1.00% (pays quarterly)(1)	6/20/30	(2,068,388)	1,194,453	(873,935)
South Africa	58,103	1.00% (pays quarterly)(1)	6/20/30	2,090,488	(2,919,147)	(828,659)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	567,450	(867,537)	(300,087)
Turkey	54,214	1.00% (pays quarterly)(1)	6/20/30	3,954,423	(4,737,706)	(783,283)
Total				$(1,029,509)	$(4,373,772)	$(5,403,281)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
India	Deutsche Bank AG	$ 2,000	1.00% (pays quarterly)(1)	0.62%	6/20/30	$ 36,505	$ (17,466)	$ 19,039
India	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	0.62	6/20/30	91,262	(48,070)	43,192
Panama	Goldman Sachs International	43,800	1.00% (pays quarterly)(1)	1.68	6/20/30	(1,251,371)	1,897,003	645,632
Panama	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	1.75	6/20/30	(315,459)	387,746	72,287
Petroleos Mexicanos	Barclays Bank PLC	2,469	1.00% (pays quarterly)(1)	2.44	12/20/26	(44,456)	51,351	6,895
Petroleos Mexicanos	Barclays Bank PLC	3,075	1.00% (pays quarterly)(1)	2.55	6/20/27	(81,312)	96,594	15,282
Petroleos Mexicanos	Deutsche Bank AG	14,345	4.00% (pays monthly)	3.54	7/6/26	117,344	—	117,344
Petroleos Mexicanos	Deutsche Bank AG	14,022	4.20% (pays monthly)	3.54	7/6/26	129,970	—	129,970
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(1)	2.20	6/20/26	(10,552)	12,500	1,948
Petroleos Mexicanos	Goldman Sachs International	2,000	1.00% (pays quarterly)(1)	2.20	6/20/26	(18,527)	20,951	2,424
Petroleos Mexicanos	Goldman Sachs International	2,512	1.00% (pays quarterly)(1)	2.20	6/20/26	(23,130)	85,268	62,138
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(1)	2.55	6/20/27	(28,270)	29,607	1,337
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(1)	2.55	6/20/27	(30,335)	30,673	338
Thailand	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	0.41	6/20/30	137,228	(115,323)	21,905
Thailand	BNP Paribas	4,000	1.00% (pays quarterly)(1)	0.41	6/20/30	109,783	(90,448)	19,335
Thailand	Deutsche Bank AG	3,670	1.00% (pays quarterly)(1)	0.41	6/20/30	100,726	(89,317)	11,409
Thailand	Goldman Sachs International	9,000	1.00% (pays quarterly)(1)	0.41	6/20/30	247,011	(186,737)	60,274
Total		$124,331				$(833,583)	$2,064,332	$1,230,749
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$14,533	1.00% (pays quarterly)(1)	6/20/31	$(237,507)	$(157,578)	$(395,085)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/35	(50,035)	(299,272)	(349,307)
Total					$(287,542)	$(456,850)	$(744,392)

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $124,331,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	4,000	Excess Return on USD - SOFR Compounded Index minus 0.45% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	8/14/25	$(84,019)
						$(84,019)
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CORRA	– Canadian Overnight Repo Rate Average
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro

GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
NGN	– Nigerian Naira

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble

SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2025 were $18,807,586 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts and options thereon, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	6/6/25	On Demand(1)	3.40%	NZD	5,951,056	$3,522,748
Total						$3,522,748
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $3,548,782.

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2025.
Restricted Securities
At July 31, 2025, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 4,529,619
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	6,744,810
Total Restricted Securities			$10,100,000	$11,274,429
Affiliated Investments
At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $264,775,116, which represents 10.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$128,853,494	$1,415,711,679	$(1,279,790,057)	$ —	$ —	$264,775,116	$8,023,544	264,775,116
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 28,420,509	$ —	$ 28,420,509
Common Stocks	19,528,688	99,071,025*	—	118,599,713
Convertible Bonds	—	223,145	—	223,145
Foreign Corporate Bonds	—	106,128,070	0	106,128,070
Insurance Linked Securities	—	—	15,669,777	15,669,777
Loan Participation Notes	—	—	4,941,123	4,941,123
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,770,139	—	5,770,139
Sovereign Government Bonds	—	1,326,431,482	—	1,326,431,482
Sovereign Loans	—	51,593,914	—	51,593,914
U.S. Government Agency Mortgage-Backed Securities	—	3,688,008	—	3,688,008
U.S. Government Guaranteed Small Business Administration Loans	—	2,790,836	—	2,790,836
Short-Term Investments:
Affiliated Fund	264,775,116	—	—	264,775,116
Repurchase Agreements	—	103,266,881	—	103,266,881
Sovereign Government Securities	—	38,276,885	—	38,276,885
U.S. Treasury Obligations	—	447,431,212	—	447,431,212
Purchased Currency Options	—	570,690	—	570,690
Purchased Put Options	2,157,550	153,582	—	2,311,132
Total Investments	$286,461,354	$2,213,816,378	$20,610,900	$2,520,888,632
Forward Foreign Currency Exchange Contracts	$ —	$ 27,387,919	$ —	$ 27,387,919
Forward Volatility Agreements	—	8,157	—	8,157
Futures Contracts	1,255,040	—	—	1,255,040
Swap Contracts	—	9,893,705	—	9,893,705
Total	$287,716,394	$2,251,106,159	$20,610,900	$2,559,433,453
Liability Description
Securities Sold Short	$(50,492,166)	$ (85,482,715)	$ —	$ (135,974,881)
Written Currency Options	—	(1,366,791)	—	(1,366,791)
Forward Foreign Currency Exchange Contracts	—	(20,236,412)	—	(20,236,412)
Forward Volatility Agreements	—	(9,445)	—	(9,445)
Futures Contracts	(1,818,474)	—	—	(1,818,474)
Swap Contracts	—	(12,319,240)	—	(12,319,240)
Total	$(52,310,640)	$ (119,414,603)	$ —	$ (171,725,243)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$20,806,857	$15,771,698	$36,578,555
Realized gains (losses)	—	(17,417)	(1,919,864)	(1,937,281)
Change in net unrealized appreciation (depreciation)	—	(3,339,893)	1,645,329	(1,694,564)
Cost of purchases	—	4,000,000	—	4,000,000
Proceeds from sales, including return of capital	—	(5,779,770)	(10,786,975)	(16,566,745)
Accrued discount (premium)	—	—	230,935	230,935
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of July 31, 2025	$0	$15,669,777	$4,941,123	$20,610,900
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2025	$ —	$(2,461,150)	$(1,330,404)	$(3,791,554)
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2025:
Type of Investment	Fair Value as of July 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	4,941,123	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.35%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.